Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103-6996

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

December 24, 2015

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Trust for Credit Unions (“Registrant”)

 File Nos. 033-18781 and 811-05407

Ladies and Gentlemen:

Please accept for filing Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 51 to Registrant’s Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended (the “Amendment”). The Amendment is being filed pursuant to paragraph (b) of Rule 485 under the 1933 Act and does not contain disclosure that would render it ineligible to become effective on December 29, 2015 pursuant to Rule 485(b). The primary purpose of the Amendment is to update the Trust’s financial information and make certain other non-material changes.

Questions and comments concerning the Amendment can be directed to the undersigned at (215) 988-2897.

Very Truly Yours,

/s/ Frances V. Ryan
Frances V. Ryan

Enclosures

cc:	Mr. Jay Johnson

Mary Jo Reilly, Esq.